Note 6 - Income Taxes (Detail) - Expiration of Operating Loss Carryforwards (USD $)	12 Months Ended
Jan. 31, 2013
Expiration Amount	$ 2,948,256
Expiration 1 [Member]
Expiration Year	Dec. 31, 2026
Expiration Amount	1,188
Expiration 2 [Member]
Expiration Year	Dec. 31, 2027
Expiration Amount	14,932
Expiration 3 [Member]
Expiration Year	Dec. 31, 2028
Expiration Amount	231,644
Expiration 4 [Member]
Expiration Year	Dec. 31, 2029
Expiration Amount	430,210
Expiration 5 [Member]
Expiration Year	Dec. 31, 2030
Expiration Amount	378,766
Expiration 6 [Member]
Expiration Year	Dec. 31, 2031
Expiration Amount	508,891
Expiration 7 [Member]
Expiration Year	Dec. 31, 2032
Expiration Amount	858,698
Expiration 8 [Member]
Expiration Year	Dec. 31, 2033
Expiration Amount	$ 523,927